Bank Loans and issuance of Debt Securities - Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties (Parenthetical) (Detail) $ in Thousands, $ in Thousands												12 Months Ended
	Oct. 18, 2024 MXN ($)	Sep. 26, 2024 USD ($)	Jul. 10, 2024 MXN ($)	Jun. 20, 2024 MXN ($)	Jun. 07, 2024 MXN ($)	Sep. 03, 2023 USD ($)	Nov. 07, 2022 MXN ($)	Mar. 18, 2022 USD ($)	Mar. 18, 2022 USD ($)	Sep. 03, 2020 USD ($)	Dec. 28, 2017 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 28, 2009 USD ($)	Jun. 30, 2007 USD ($)
Unsecured Loan With MBJA In February 2009 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan														$ 510,000
Interest rate														8.00%
Unsecured Loan With MBJA on December 28, 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan											$ 40,000,000
Borrowings interest rate basis												The loan bears interest at SOFR 1-month plus 280 basis points for a period of 7 years from this disposition and semi-annual
Loan maturity period											7 years
Derivative financial instrument basis points											280.00%
Disposition of Borrowings												$ 4,000
Unsecured Loan With MBJA On September 3, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan										$ 30,000,000
Borrowings interest rate basis												310
Loan maturity period										5 years
Derivative financial instrument basis points										310.00%
Disposition of Borrowings						$ 30,000,000							$ 60,000,000,000
Unsecured Loan With GAP On November 7, 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan							$ 1,500,000
Loan maturity period							6 months
Derivative financial instrument basis points							38.00%
Unsecured Loan With GAP On June 7, 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan					$ 1,500,000
Loan maturity period					18 months
Derivative financial instrument basis points					24.00%
Simple loan With GAP On July 10, 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan			$ 1,000,000
Loan maturity period			12 months
Derivative financial instrument basis points			18.00%
Simple loan Agreement With GAP On September 26, 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan		$ 40,000,000
Loan maturity period		6 months
Derivative financial instrument basis points		25.00%
Simple loan Agreement With GAP On October 18, 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan	$ 1,500,000
Loan maturity period	12 months
Derivative financial instrument basis points	38.00%
Credit Agreement With GAP On June 20, 2024 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan				$ 875,000
Loan maturity period				12 months
Derivative financial instrument basis points				20.00%
Maturity date												Jun. 19, 2025
Fixed Rate Interest [Member] | Unsecured Loan With MBJA In June 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan															$ 10,936,000
Borrowings interest rate basis												Interest is accrued at an interest rate of 14% per annum and semi-annual instalments.
Interest rate															14.00%
Fixed Rate Interest [Member] | Unsecured Loan With GAP On March 18, 2022 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan								$ 95,500	$ 95,500
Borrowings interest rate basis												The loan bears interest at a fixed annual interest rate of 2.64%.
Interest rate								2.64%	2.64%
Loan maturity period								4 years
Fixed Rate Interest [Member] | Unsecured Loan With GAP On March 18, 2022 Annual Interest Rate Of 2.45% [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured loan								$ 95,500	$ 95,500
Borrowings interest rate basis												The loan bears interest at a fixed annual interest rate of 2.45%.
Interest rate								2.45%	2.45%
Loan maturity period									4 years